Lease - Schedule of Book Value of Right-of-use Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning	¥ 14,799	¥ 8,852
Increase due to new lease agreements and remeasurement of lease liabilities	577	9,069
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(104)	(207)
Depreciation	(3,128)	(2,822)
Other	31	(93)
Balance at end	12,175	14,799	¥ 8,852
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning	14,466	8,440
Increase due to new lease agreements and remeasurement of lease liabilities	577	9,026
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(104)	(207)
Depreciation	(3,045)	(2,732)	(2,541)
Other	31	(61)
Balance at end	11,925	14,466	8,440
Other
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning	333	412
Increase due to new lease agreements and remeasurement of lease liabilities	0	43
Decrease due to termination of lease agreements and remeasurement of lease liabilities	0	0
Depreciation	(83)	(90)	(64)
Other	0	(32)
Balance at end	¥ 250	¥ 333	¥ 412